Investments (Details 12) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	100.00%	100.00%
Pacific [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	269,922	232,940
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	26.90%	26.10%
South Atlantic [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	233,534	217,637
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	23.30%	24.40%
Mountain [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	116,224	99,145
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	11.60%	11.10%
Middle Atlantic [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	86,590	83,843
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	8.60%	9.40%
West North Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	69,789	70,279
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	7.00%	7.90%
East North Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	92,861	58,955
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	9.20%	6.60%
West South Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	58,506	51,351
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	5.80%	5.70%
East South Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	40,767	41,721
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	4.10%	4.70%
New England [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 35,331	$ 36,179
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	3.50%	4.10%